Accounts Receivable, Net - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Balance at beginning of year	¥ 6,249	¥ 7,294
(Reversal) provision for expected credit losses	42,883	(1,045)
Balance at end of year	¥ 49,132	¥ 6,249